Hybrid Bonds (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of hybrid bonds

Hybrid bonds classified as equity as of December 31, 2017 are as follows:

(In millions of won)
	Type	Issuance date	Maturity(*1)	Annual interest rate(%)(*2)	Amount
Private hybrid bonds	Unsecured subordinated bearer bond	June 7, 2013	June 7, 2073	4.21	￦	400,000
Issuance costs						(1,482)

					￦	398,518

Hybrid bonds issued by the Parent Company are classified as equity as there is no contractual obligation for delivery of financial assets to the bond holders. These are subordinated bonds which rank before common shares in the event of a liquidation or reorganization of the Parent Company.

(*1)	The Parent Company has a right to extend the maturity under the same terms at issuance without any notice or announcement. The Parent Company also has the right to defer interest payment at its sole discretion.

(*2)	Annual interest rate is calculated as yield rate of 5 year national bonds plus premium. According to the step-up clause, additional premium of 0.25% and 0.75%, respectively, after 10 years and 25 years from the issuance date are applied.